Note 5 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transaction costs	$ 5,725	$ 11,747
Contingent consideration fair value adjustments	10,849	1,675
Contingent consideration compensation expense	11,958	8,553
Acquisition-related expense	$ 28,532	$ 21,975